GS Mortgage-Backed Securities Trust 2022-PJ6 ABS-15G/A

Exhibit 99.6 - Schedule 3

Client Name:
Client Project Name:	GSMBS 2022-PJ6
Start - End Dates:	1/19/2022 - 2/15/2022
Deal Loan Count:	3

Conditions Report 2.0

Loans in Report:	3
Loans with Conditions:	3

Conditions Report 2.0

Loans in Report:	3
Loans with Conditions:	3

0 - Total Active Conditions

4 - Total Satisfied Conditions

1 - Credit Review Scope
1 - Category: Income/Employment
3 - Compliance Review Scope
3 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

©2022 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.

Client Name:
Client Project Name:	GSMBS 2022-PJ6
Start - End Dates:	1/19/2022 - 2/15/2022
Deal Loan Count:	3

Conditions Report 2.0

Loans in Report:	3
Loans with Conditions:	3

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Moody, Fitch, DBRS, Morningstar, Kroll Condition Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXX	XXXXXX	XXXX	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	C	B	B	A	A	A	C	B	C	B	B	A	A	A	C	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	B	C	B	XXXX	TRID - Zero tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within 60 days of consummation	No	COC 12/8/21-"NEW INFORMATION REQUIRES ADDITIONAL SERVICES" Provide details on COCs what new information was present on XX/XX/XX or provide refund of increased 0% tolerance fee of $625 within 60 days of consummation and proof of delivery via shipping method that includes tracking information.Appraisal fee Increase of $625 Total Above Tolerance.	3/2/2022: Lender provided PCCD XX/XX/XX, LOE to borrower, refund check for $625 and proof of delivery.	3/2/2022: Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been at job for 19.75 years.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  XXX fico exceed XXX mid score

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  XX% DTI is below max of XX%

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  XX% LTV is below max of XX% LTV

XXXX	XXXXXX	XXXX	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	C	B	B	A	A	A	C	B	C	B	B	A	A	A	C	B	Credit	Income/Employment	Satisfied	B	A	B	A	XXXX	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	No	Final pre-close VOE within 10 days of consummation irrespective of employment type. VOE in file is dated XX/XX/XX and note date is XXX.	3/23 Client provided a VOE dated XX/XX/XX	Condition satisfied	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been at job for 19.75 years.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  XXX fico exceed XXX mid score

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  XX% DTI is below max of XX%

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  XX% LTV is below max of XX% LTV

XXXX	XXXXXX	XXXX	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	A	A	A	A	XXXX	TRID Not all required seller-paid fees were disclosed on the CD	No	Seller fees listed on Seller CD but not Borrower final CD. As the fees are at least reflected there is no material issue. This exception is informational per Clayton Compliance department and TRID 2.0 revisions. Exception satisfied. Final Grade A.	(No Data)	(No Data)	Numeric	Not Applicable	CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  Co-Borrower has 50 years 7 months at current job.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Reserves of $XXXX is $XXXX greater than the $XXXX reserves required for the program.

XXXX	XXXXXX	XXXX	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	A	C	A	XXXX	TRID - Zero tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within 60 days of consummation	No	Zero tolerance of $168.00 due to non-shopped fees (discount points) increased with no valid reason in file. Provide PCCD with cure, copy of cure check, LOE to Borrower and Evidence of delivery via method including tracking information within 60 days of consummation.	1/21/2022: Client provided COC with detailed explanation for increase.	1/21/2022: Exception satisfied.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Borrower credit score is XXX of the required XXX.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified cash reserves of $XXXX.

Client Name:
Client Project Name:	GSMBS 2022-PJ6
Start - End Dates:	1/19/2022 - 2/15/2022
Deal Loan Count:	3

Conditions Report 2.0

Loans in Report:	3
Loans with Conditions:	3

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Did Lender Acknowledge Exception at Origination
XXXXXX	Yes	XXXXXX	XXXXXX	C	B	B	A	A	A	C	B	C	B	B	A	A	A	C	B	No
XXXXXX	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable
XXXXXX	Yes	XXXXXX	XXXXXX	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	Not Applicable